Defined benefit pension schemes - Estimated surpluses and deficits (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Pension plans
Defined benefit pension schemes
Net surplus (deficit), beginning of year	£ 56
Net surplus (deficit), end of year	100
Pension plans | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	692
(Charge) credit to income statement	(15)
Actuarial gains and losses in other comprehensive income	267
Contributions paid	27
Net surplus (deficit), end of year	971
Pension plans | Less: amount attributable to PAC with-profits fund (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(473)
(Charge) credit to income statement	4
Actuarial gains and losses in other comprehensive income	(144)
Contributions paid	(10)
Net surplus (deficit), end of year	(623)
Pension plans | Shareholders' share, gross of tax surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	219
(Charge) credit to income statement	(11)
Actuarial gains and losses in other comprehensive income	123
Contributions paid	17
Net surplus (deficit), end of year	348
Pension plans | Shareholders' share related tax (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(42)
(Charge) credit to income statement	2
Actuarial gains and losses in other comprehensive income	(24)
Contributions paid	(3)
Net surplus (deficit), end of year	(67)
Pension plans | Net of shareholders' tax (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	177
(Charge) credit to income statement	(9)
Actuarial gains and losses in other comprehensive income	99
Contributions paid	14
Net surplus (deficit), end of year	281
Pension plans | Effect of IFRIC 14 for derecognition of PSPS surplus
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(485)
(Charge) credit to income statement	(6)
Actuarial gains and losses in other comprehensive income	(166)
Net surplus (deficit), end of year	(657)
Pension plans | Less: amount attributable to PAC with-profits fund (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	363
(Charge) credit to income statement	4
Actuarial gains and losses in other comprehensive income	117
Net surplus (deficit), end of year	484
Pension plans | Shareholders' share, gross of tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(122)
(Charge) credit to income statement	(2)
Actuarial gains and losses in other comprehensive income	(49)
Net surplus (deficit), end of year	(173)
Pension plans | Shareholders' share related tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	23
Actuarial gains and losses in other comprehensive income	10
Net surplus (deficit), end of year	33
Pension plans | Net of shareholders' tax (application of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(99)
(Charge) credit to income statement	(2)
Actuarial gains and losses in other comprehensive income	(39)
Net surplus (deficit), end of year	(140)
Pension plans | Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	207
(Charge) credit to income statement	(21)
Actuarial gains and losses in other comprehensive income	101
Contributions paid	27
Net surplus (deficit), end of year	314
Pension plans | Less: amount attributable to PAC with-profits fund (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(110)
(Charge) credit to income statement	8
Actuarial gains and losses in other comprehensive income	(27)
Contributions paid	(10)
Net surplus (deficit), end of year	(139)
Pension plans | Shareholders' share, gross of tax surplus (deficit) (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	97
(Charge) credit to income statement	(13)
Actuarial gains and losses in other comprehensive income	74
Contributions paid	17
Net surplus (deficit), end of year	175
Pension plans | Shareholders' share related tax (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	(19)
(Charge) credit to income statement	2
Actuarial gains and losses in other comprehensive income	(14)
Contributions paid	(3)
Net surplus (deficit), end of year	(34)
Pension plans | Net of shareholders' tax (with the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	78
(Charge) credit to income statement	(11)
Actuarial gains and losses in other comprehensive income	60
Contributions paid	14
Net surplus (deficit), end of year	141
M&GGPS
Defined benefit pension schemes
Investments in Prudential insurance policies	214	£ 151
Net surplus (deficit), beginning of year	(42)
Net surplus (deficit), end of year	(71)
M&GGPS | Surplus (deficit) (without the effect of IFRIC 14)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	109
Net surplus (deficit), end of year	143
M&GGPS | Economic basis net surplus (deficit)
Defined benefit pension schemes
Net surplus (deficit), beginning of year	109
Net surplus (deficit), end of year	£ 143